Strategic Funding (Tables)	12 Months Ended
Dec. 31, 2024
Strategic Funding [Abstract]
Schedule of Long-Term Loans to Cash Flow from Financing Activities

Reconciliation of movements of long-term loans to cash flow from financing activities is as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Balance at the beginning of year	1,092	1,223
Changes from financing cash flows:
Long-term loans received	-	888
Long-term loans payments (interest and principal)	(324)	(915)
Payments related to extinguishment of long-term loans	-	(134)
Non-cash changes:
Allocation of transaction costs to equity	-	(158)
Financial expense, net	202	188
Balance at the end of year	970	1,092